UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  June 30, 2006

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
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Form 13F File Number:




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
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Title:
Chief Operating Officer
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Phone:
212-328-7140
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Signature, Place and Date of Signing:



















?Marc Simons
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?New York, NY
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?8/08/06


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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49








Form 13F Information Table Value Total:
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       $176,742





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE



















COLUMN 1

COLUMN 2

COLUMN 3

COLUMN 4

COLUMN 5

COLUMN 6

COLUMN 7

COLUMN 8

























VALUE

SHRS OR
SH/
PUT/

INVESTMENT

OTHER

VOTING AUTHORITY
NAME OF ISSUER

TITLE OF CLASS

CUSIP

(X$1000)

PRN AMT
PRN
CALL

DISCRETION

MANAGERS

SOLE
SHARED
NONE
ACCESS INTEGRATED TECHNOLOGIES

CL A

004329108

                 147

15
SH


SOLE



X


AMAZON COM INC

NOTE 4.75% 02/01/2009
023135AF3

           13,689

14241
PRN


SOLE



X


APRIA HEALTHCARE GROUP INC

NOTE 3.375% 09/01/2033
037933AB4

             2,352

2500
PRN


SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

                   74

25
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

                   74

25
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

CALL

067901908

                   95

32
SH
CALL

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

                503

170
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

                   74

25
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

              1,477

499
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

                266

90
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

COM

067901108

              1,894

64
SH


SOLE



X


BLACKROCK INC

DBCV 2.625% 2/15/2033
09247XAB7

              6,471

4500
PRN


SOLE



X


CEPHALON INC

NOTE 0.00% 6/15/2033
156708AL3

             5,833

5000
PRN


SOLE



X


CHENIERE ENERGY INC

COM

16411R208

             2,730

70
SH


SOLE



X


CUMMINS INC

PUT

231021956

          37,849

3096
SH
PUT

SOLE



X


CV THERAPEUTICS INC

NOTE 2.75% 5/16/2012
126667AF1

              3,017

3000
PRN


SOLE



X


CYPRESS SEMICONDUCTOR CORP

NOTE 1.250% 6/15/08

232806AH2

             11,316

10000
PRN


SOLE



X


DARLING INTL INC

COM

237266101

                   60

13
SH


SOLE



X


FISHER SCIENTIFIC INTL INC

NOTE 2.500% 10/01/23
338032AW5

              8,102

5000
PRN


SOLE



X


INVESTOOLS INC

COM

46145P103

                   79

10
SH


SOLE



X


INVITROGEN CORP

COM

46185R100

                 139

2
SH


SOLE



X


INVITROGEN CORP

NOTE 1.50% 2/15/2024
46185RAK6

             4,257

5000
PRN


SOLE



X


JEFFERIES GROUP INC NEW

COM

472319102

                296

10
SH


SOLE



X


LEHMAN BROS HLDGS INC

COM

524908100

                489

8
SH


SOLE



X


MCDONALDS CORP

PUT

580135951

              1,680

500
SH
PUT

SOLE



X


MCDONALDS CORP

COM

580135101

                504

15
SH


SOLE



X


MEDICIS PHARMACEUTICAL CORP

NOTE 1.50% 6/04/2033
584690AB7

             5,584

6000
PRN


SOLE



X


METLIFE INC

COM

59156R108

                    10

0
SH


SOLE



X


METROPOLITAN HEALTH NETWORKS

COM

592142103

                279

100
SH


SOLE



X


MITSUBISHI UFJ FINL GROUP IN

SPONSORED ADR

606822104

                 140

10
SH


SOLE



X


NASDAQ 100 TR

PUT

631100954

                969

250
SH
PUT

SOLE



X


NASDAQ 100 TR

PUT

631100954

                969

250
SH
PUT

SOLE



X


NOMURA HLDGS INC

SPONSORED ADR

65535H208

                   89

5
SH


SOLE



X


OMNICOM GROUP INC

NOTE 0.00% 2/07/2031
681919AK2

             4,898

5000
PRN


SOLE



X


OMNICOM GROUP INC

NOTE 0.00% 7/31/2032
681919AM8

             9,980

10000
PRN


SOLE



X


SPDR TR

UNIT SER 1

78462F103

             3,246

26
SH


SOLE



X


SPDR TR

UNIT SER 1

78462F103

              3,818

30
SH


SOLE



X


SPDR TR

PUT

78462F953

           12,723

1000
SH
PUT

SOLE



X


SPDR TR

PUT

78462F953

               3,181

250
SH
PUT

SOLE



X


SUPERVALU INC

PUT

868536953

             3,684

1200
SH
PUT

SOLE



X


SUPERVALU INC

CALL

868536903

             3,838

1250
SH
CALL

SOLE



X


TEVA PHARMACEUTICAL FIN II L

DBCV 0.25% 2/1/2024

88164RAB3

             2,557

2500
PRN


SOLE



X


TRANSOCEAN SEDCO FOREX INC

NOTE 1.500% 5/15/21

893830AD1

              6,012

5271
PRN


SOLE



X


TRIARC COS INC

CL B SER 1

895927309

                260

17
SH


SOLE



X


TRIBUNE CO NEW

CALL

896047907

              1,622

500
SH
CALL

SOLE



X


UNISYS CORP

COM

909214108

             2,559

408
SH


SOLE



X


USG CORP

COM NEW

903293405

             5,647

100
SH


SOLE



X


WENDYS INTL STK

PUT

950590959

               1,166

200
SH
PUT

SOLE



X


XYRATEX (LTD

COM

G98268108

                   46

2
SH


SOLE



X